Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Loans, fair value		$ 422
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (shares)	100,000,000	100,000,000
Preferred stock, issued (shares)	35,826	25,826
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, authorized	3,500,000,000	3,500,000,000
Common stock, issued (shares)	1,333,706,427	1,312,941,113
Treasury stock, common shares (shares)	286,218,126	227,598,128
Operating segments
Held-to-maturity, fair value	$ 40,669	$ 43,204
Loans, fair value	0	422
Other assets	1,339	1,087
Other liabilities, allowance for lending related commitments	112	118
Other liabilities, fair value,	597	392
Long-term debt, fair value	$ 363	$ 359